CAPITAL DISCLOSURES - Rollforward of Financial Liabilities (Details)	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of detailed information about borrowings [line items]
Beginning balance	CAD 1,560,700,000
Increase (decrease) due to:
Ending balance	610,500,000
Term Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,560,700,000
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	(65,100,000)
Credit facility borrowing	0
Repayment	(996,000,000)
Issue cost amortization	1,900,000
Ending balance	501,500,000
Canadian dollar Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	0
Credit facility borrowing	109,000,000
Repayment	0
Issue cost amortization	0
Ending balance	109,000,000
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	126,600,000
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	0
Credit facility borrowing	0
Repayment	(126,600,000)
Issue cost amortization	0
Ending balance	CAD 0